Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	200,715
Proposed Maximum Offering Price per Unit	16.155
Maximum Aggregate Offering Price	$ 3,242,550.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 447.80
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional ordinary shares, par value $0.0001 per share ("Ordinary Shares"), of Expro Ltd (the "Registrant") that may become issuable in the event of stock splits, stock dividends and similar transactions. The "Amount Registered" represents 200,715 Ordinary Shares subject to restricted stock units granted as inducement awards for employment with the Registrant pursuant to NYSE Rule 303A.08. The "Proposed Maximum Offering Price Per Share" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based upon the average of the high and low sales prices on July 22, 2026 of an Ordinary Share, as reported on the New York Stock Exchange.